TREASURY STOCK	12 Months Ended
Mar. 31, 2018
Equity [Abstract]
TREASURY STOCK
11.	TREASURY STOCK
as of March 31, 2017 and 2018, 5,049 shares were held in treasury and were not eligible to vote.